Discontinued Operations	12 Months Ended
Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations

In April 2012, the Company completed the exchange of an operating property on Forbes Boulevard in South San Francisco for an office property located in Redwood City, California. As a result, the Company reclassified the Forbes Boulevard property as a discontinued operation. The table below reflects the details of the property and the exchange (in thousands):

Property	Date of Sale	Original Acquisition Date	Sales Price (1)	Impairment loss
Forbes Boulevard	April 27, 2012	September 5, 2007	$28,000	$(4,552)
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(1)	The sales price was equal to the fair-value of the office property received as consideration for the exchange from the independent third party.

The results of operations of the Forbes Boulevard property are reported as discontinued operations for all periods presented in the accompanying consolidated financial statements. The following table summarizes the revenue and expense components that comprise income from discontinued operations (in thousands):

	For the Year Ended
	December 31,
	2011	2010	2009
Total revenues	$1,499	$2,808	$2,973
Total expenses	1,025	1,105	1,191
Income from discontinued operations	$474	$1,703	$1,782

Discontinued operations have not been segregated in the consolidated statements of cash flows. Therefore, certain line items in the consolidated statements of cash flows will not agree with respective data in the consolidated statements of income.